Loans and Financing - Additional Information (Detail) - USD ($) $ in Millions		1 Months Ended
	Aug. 10, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about loans and financing [line items]
Assets pledged and bank guarantees as collateral for loans					$ 799.8	$ 470.8
Financial guarantee contracts [member]
Disclosure of detailed information about loans and financing [line items]
Guarantees given					$ 1,998.9	$ 3,107.7
2025 [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing interest rate					5.14%
2027 [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing interest rate					5.45%
2028 [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing interest rate					7.13%
2030 [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing interest rate					7.18%
Embraer Netherlands Finance BV [member] | 2027 [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing interest rate			5.40%
Repayment of notes payable	$ 204.3
Embraer Netherlands Finance BV [member] | 2027 [member] | Guaranteed Notes [member] | Additional redemption [member]
Disclosure of detailed information about loans and financing [line items]
Repayment of notes payable		$ 1.6
Embraer Netherlands Finance BV [member] | 2028 [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing interest rate					6.95%
Embraer Netherlands Finance BV [member] | 2028 [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing interest rate			6.95%
Repayment of notes payable	189.3
Embraer Netherlands Finance BV [member] | 2028 [member] | Guaranteed Notes [member] | Additional redemption [member]
Disclosure of detailed information about loans and financing [line items]
Repayment of notes payable		0.4
Embraer Netherlands Finance BV [member] | 2030 [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Proceeds from notes payable			$ 750.0
Embraer [Member] | 2025 [member] | Guaranteed Notes [member]
Disclosure of detailed information about loans and financing [line items]
Borrowing interest rate			5.05%	5.05%
Debt instrument amount payable on repurchase				$ 536.2
Repayment of notes payable	$ 39.1	369.6		$ 536.2
Embraer [Member] | 2025 [member] | Guaranteed Notes [member] | Additional redemption [member]
Disclosure of detailed information about loans and financing [line items]
Repayment of notes payable		$ 7.9